17. PROFIT APPROPRIATION (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit Appropriation Details Narrative
Appropriations for the general reserve funds and statutory surplus fund	¥ 4,458	¥ 15,252	¥ 4,930